Schedule of Revenues by Category (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Subsidiary or Equity Method Investee [Line Items]
Total revenues	$ 1,343,975	$ 5,033,088	$ 3,437,337	$ 8,928,075			$ 16,185,682		$ 14,385,828
Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Total revenues	$ 202,447	$ 164,213			$ 427,529	$ 262,688		$ 567,905		$ 505,604
Theralink Technologies Inc [Member] | Biopharma Services [Member]
Subsidiary or Equity Method Investee [Line Items]
Total revenues					305,960	241,843
Theralink Technologies Inc [Member] | Patient Testing Service [Member]
Subsidiary or Equity Method Investee [Line Items]
Total revenues					$ 121,569	$ 20,845